INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

		As of December 31,
	Note	2020	2021

Customer contracts	8	952,100	1,641,900
Licenses		15,782	15,782
		967,882	1,657,682
Less: accumulated amortization		(182,560)	(375,046)
Intangible assets, net		785,322	1,282,636

The Company’s customer contracts were acquired in business combinations (Note 8). Amortization of intangible assets was RMB58,312, RMB68,688 and RMB192,486 for the years ended December 31, 2019, 2020 and 2021, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2022	235,290
2023	233,748
2024	226,890
2025	212,577
2026	206,387
Thereafter	167,744
Total	1,282,636